Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.  Stockholders’ Equity

Private Offering of Equity Securities

On June 5, 2013 in a private offering to affiliates of an existing shareholder and a director of the Company, which are accredited investors, the Company issued and sold an aggregate of 1,428,573 shares of its common stock and Warrants to purchase an aggregate of 312,500 shares of the Company’s common stock for aggregate gross proceeds of $5,000,000 (the “Offering”). The Warrants are exercisable at a price of $5.00 per share, at any time on or prior to June 5, 2018.

We concluded that there is a discounted component to the Offering as compared to the then market value of our common stock, primarily due to the limited liquidity in our shares. Based on the Company’s analysis, the Company concluded that such discount was 10% and therefore grossed up the offering price based on the discount, resulting in a fair value of $3.86 per common share.

The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22.5%
Expected Dividend Yield	0%
Expected Life Term (ii)	2.5
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB No. 110.

The proceeds of the Offering were accounted for as the par value of the common stock ($.001 per share) issued and the balance ($3.499 per share) as additional paid in-capital, inclusive of the value of the Warrants.

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan, as amended and restated (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 5,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan will be administered by the Company’s board of directors (the “Board”), or, at the Board's discretion, a committee of the Board.

On April 17, 2012, the Company issued to management an aggregate of 1,150,000 shares of restricted stock. The vesting date of 1,075,000 shares of restricted stock was November 15, 2013, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his or her sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock was May 15, 2013, provided however, the grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2014, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2013, restrictions on 827,776 shares have lapsed and 322,224 restricted shares are scheduled to vest on May 15, 2014. The Company repurchased 153,896 and 218,163 shares of restricted stock  upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation on November 15, 2013 and November 15, 2012, respectively, at a price of $3.86 and $3.00 per share, respectively.

On May 1, 2012, the Company granted options to purchase an aggregate of 105,500 shares of common stock to non-executive employees of the Company. The exercise price per share of the options is $3.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. Of these awards, 1,500 and 26,750 options were forfeited in 2013 and 2012, respectively, and reverted to, and are eligible for re-grant under the Plan. As of December 31, 2013, no vested shares have been exercised.

On June 1, 2012, the Company issued to non-management directors 138,335 shares of restricted stock. The vesting date of 138,335 shares of restricted stock was December 1, 2013, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2013, restrictions on 88,863 shares have lapsed and 49,472 restricted shares are scheduled to vest on June 1, 2014. The Company repurchased 7,272 and 18,870 shares of restricted stock upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation on December 1, 2013 and December 1, 2012, respectively, at a price of $3.86 and $3.00 per share, respectively.

On June 1, 2012, the Company issued to management 256,608 shares of restricted stock. The vesting date of 256,608 shares of restricted stock is June 1, 2014, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse.

On April 1, 2013, the Company issued to management and employees 1,270,000 shares of restricted stock. The vesting date of 1,075,000 shares of restricted stock is March 31, 2014, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The remaining 195,000 shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted shares by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted shares prior to such date.

On April 1, 2013, the Company issued to non-management directors 100,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the restricted shares by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the restricted shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the restricted shares prior to such date.

On May 1, 2013, the Company issued to non-executive employees 29,750 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on April 30, 2014 and 50% shall vest on April 30, 2015.

Stock Options and Warrants

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.

The fair value for these options and Warrants was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Expected Volatility (i)	21-22%	39-40%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	1-3 years	4-5 years
Risk-Free Interest Rate	0.21 – 0.39%	0.70% - 0.80%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)	Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance SAB Topic 14.02 in accordance with SAB No. 110.

Stock Options

The options that the Company granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Summary of the Company’s stock options for the years ended December 31, 2013 and 2012 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2012	267,125	$5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding at December 31, 2012	345,000	4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(1,875)	(3.40)
Outstanding and expected to vest at December 31, 2013	343,125	$4.55
Exercisable at December 31, 2013	304,500	$4.75

The preceding table does not include options to purchase 576 shares of common stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.

The weighted average grant date fair value per share of options granted during the year ended December 31, 2012 was $0.99.

The weighted average contractual term (in years) of options outstanding as of December 31, 2013 and 2012, were 3.60 and 4.61 respectively. The weighted average contractual term (in years) of options exercisable as of December 31, 2013 and 2012, were 3.08 and 4.03 respectively.

The aggregate intrinsic value is calculated as the difference between the market price of the Company’s common stock as of December 31, 2013 and the exercise price of the underlying options. At December 31, 2013 and 2012, the aggregate intrinsic value of options outstanding was zero.  In addition, at December 31, 2013 and 2012, the aggregate intrinsic value of options exercisable was zero.  There were no unamortized stock options as of December 31, 2013. There were no options exercised for the year ended December 31, 2013 and 2012.

Compensation expense related to stock option grants for the year ended December 31, 2013 and 2012 was $69,000 and $65,000, respectively.   An additional $13,000 is expected to be expensed through April 30, 2014.

Warrants

A summary of the Company’s Warrants for the years ended December 31, 2013 and 2012 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2012	1,219,543	$1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	2.47
Granted	337,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2013	1,469,543	$3.05
Exercisable at December 31, 2013	1,457,043	$3.03

Compensation expense related to Warrants grants for the years ended December 31, 2013 and 2012 was $33,000 and $44,000, respectively.

The Company values other Warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period.

On January 23, 2012, we issued to a licensee Warrants to purchase 75,000 shares of common stock with an exercise price of $5.50 per share and a term of 5-years. Compensation expense related to Warrants in connection with the licensing agreement is amortized over the 5-year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue discount for each of the years ended December 31, 2013 and 2012 was $5,000.   An additional amount of $13,000 is expected to be amortized over a period of 33 months from January 1, 2014 through September 30, 2016.

On June 5, 2013, in connection with the Offering we issued Warrants to purchase 312,500 shares of common stock with an exercise price of $5.00 per share and a term of 5-years.

On October 4, 2013, we issued to Adam Dweck (“AD”), who is an Executive Vice President of Earthbound, LLC (“Earthbound”) and the son of Jack Dweck, who is a principal of Earthbound and is on the Company’s board of directors, Warrants to purchase 25,000 shares of common stock at an exercise price of $5.00 per share. The Warrants were in connection with performance targets under a licensing agent agreement with AD. See Note 11, Related party Transactions. These Warrants expire on August 2, 2016. On October 4, 2013, 12,500 Warrants vested and 12,500 vest upon achieving the second performance target. See Note 11, Related Party Transactions.

Restricted Stock

Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date of the grant. The compensation cost, net of projected forfeitures, is recognized over the period between the grant date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

A summary of the Company’s restricted stock for the year ended December 31, 2013 and 2012 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at January 1, 2012	17,125	$3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(336,178)	3.01
Expired/Forfeited	(1,625)	3.82
Outstanding at December 31, 2013	2,026,554	$3.59

Compensation expense related to restricted stock grants for the years ended December 31, 2013 and 2012 was $4,741,000 and $4,514,000, respectively.  An additional  $826,000 is expected to be expensed through April 30, 2015.

The following table provides information with respect to purchases by the Company of restricted stock during the Current Year and Prior Year.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total 2012	237,033			$710,000

November 15, 2013	153,896	$3.86	-	$594,000
December 1, 2013	7,272	3.86	-	28,000
Total 2013	161,168		-	$622,000

(a)
All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At December 31, 2013 there were 2,095,758 common shares available for issuance under the Plan.

Shares Reserved for Issuance

At December 31, 2013 there were 3,909,002 common shares reserved for issuance pursuant to unexercised Warrants and stock options, and availability for issuance under the Plan.

Dividends

The Company has not paid any dividends to date.